Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Related Party Transactions [Abstract]
Related Party Transactions

10.    Related Party Transactions

Transaction and Advisory Fee Agreement

The Company is a party to an advisory fee agreement pursuant to which affiliates of The Blackstone Group and Wellspring Capital Management provide certain strategic and structuring advice and certain monitoring, advising, and consulting services to the Company. The advisory fee agreement provides for the payment by the Company of certain fees and the reimbursement of out of pocket expenses. The annual advisory fee is the greater of $2.5 million or 1.5% of the Company’s consolidated EBITDA (as defined in the advisory fee agreement) for the immediately preceding fiscal year. The payments under this agreement totaled $5.0 million and $4.6 million, for the nine-month periods ended March 26, 2016 and March 28, 2015, respectively.

Under its terms, this agreement will terminate no later than the second anniversary of the closing date of the IPO, which was October 6, 2015.

Other

The Company leases a distribution facility from an entity owned by an officer of a subsidiary of the Company. The lease generally provides that the Company will bear the cost of property taxes. Total rent and taxes paid to the officer’s company totaled $0.4 million and $0.3 million, respectively, for the nine-month periods ended March 26, 2016 and March 28, 2015.

The Company does business with certain other affiliates of The Blackstone Group. In the nine-month period ended March 26, 2016, the Company recorded sales of $26.0 million to certain of these affiliate companies. In the nine-month period ended March 26, 2016, the Company recorded no purchases from affiliate companies. In the nine-month period ended March 28, 2015, the Company recorded sales of $27.5 million to certain of these affiliate companies. In the nine-month period ended March 28, 2015, the Company recorded purchases of $2.0 million from certain of these affiliate companies. The Company does not conduct a material amount of business with affiliates of Wellspring Capital Management.

As of March 26, 2016, an affiliate of The Blackstone Group held $16.8 million of the outstanding $308.3 million Term Facility. The Company paid approximately $0.8 million in interest related to the nine-month period ended March 26, 2016 to this affiliate pursuant to the terms of the Term Facility. The Company paid approximately $1.2 million in interest related to the nine-month period ended March 28, 2015 to this affiliate pursuant to the terms of the Term Facility. See Note 5, Debt, for a discussion of the Term Facility.

16.    Related-Party Transactions

Transaction and Advisory Fee Agreement

The Company is a party to a transaction and advisory fee agreement pursuant to which affiliates of The Blackstone Group and Wellspring Capital Management provide management advice and counsel for the development of the Company’s long-term strategic plans and other management, administrative, and operating activities. The transaction and advisory fee agreement generally provides for the payment by the Company of certain transaction fees, annual advisory fees, and the reimbursement of out of pocket expenses. The annual advisory fee is the greater of $2.5 million or 1.5% of the Company’s consolidated EBITDA (as defined in the transaction and advisory fee agreement) for the immediately preceding fiscal year. For fiscal 2015, fiscal 2014, and fiscal 2013, such payments to affiliates of the principal shareholders totaled $4.7 million, $4.2 million, and $4.2 million, respectively. The Company also paid $0.9 million in advisory expenses to the sponsors in December 2012 related to the completion of the FRF acquisition.

At any time in connection with or in anticipation of a change of control of Performance Food Group Company, a sale of all or substantially all of Performance Food Group Company’s assets or an initial public offering of common equity of Performance Food Group Company or its successor, the Advisors may elect to receive, in consideration of the termination of the transaction and advisory fee agreement, a single lump sum cash payment calculated as set forth in the agreement.

Other

The Company leases a distribution facility from an entity owned by an officer of the Company. The lease generally provides that the Company will bear the cost of property taxes. Total rent and taxes paid to the officer’s company totaled $0.5 million for fiscal 2015, fiscal 2014, and fiscal 2013.

The Company does business with certain other affiliates of The Blackstone Group. In fiscal 2015, the Company recorded sales of $34.8 million to certain of these affiliate companies compared to sales of $35.0 million for fiscal 2014 and $40.1 million for fiscal 2013. The Company also recorded purchases of $2.7 million from certain of these affiliate companies in fiscal 2015 compared to purchases of $1.8 million for fiscal 2014 and $2.9 million for fiscal 2013. The Company does not conduct a material amount of business with affiliates of Wellspring Capital Management.

As of June 27, 2015, an affiliate of The Blackstone Group held $15.2 million of the outstanding $736.9 million Term Facility. The Company paid approximately $1.5 million, $2.0 million and $0.2 million in interest related to fiscal 2015, 2014 and fiscal 2013, respectively, to this affiliate pursuant to the terms of the Term Facility. See Note 7 Debt for a discussion of the Term Facility.

Affiliates of The Blackstone Group and Wellspring Capital Management had held $218.1 million of the $500 million Senior Notes that were redeemed on May 14, 2013. The Company paid approximately $4.4 million in redemption premiums and $20.9 million in interest related to fiscal 2013 to these affiliates pursuant to the terms of the Senior Notes.